Fair Value Measurements - Recurring (Financial Instruments by Valuation Hierarchy) (Details) - Fair Value, Measurements, Recurring [Member] $ in Millions	Dec. 31, 2015 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 9
Liabilities	(32)
Natural gas swap [Member] | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0
Commodity contracts | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	2
Liabilities	0
Commodity contracts | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	7
Liabilities	0
Embedded derivatives in commodity contracts | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0
Liabilities	$ (32)